PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
2. PRINCIPAL ACCOUNTING POLICIES

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The accompanying consolidated financial statements have been prepared on a going concern basis. The Group has accumulated deficit of approximately
RMB 3,233.1
million (US$
470.2
million) and total current liabilities exceeded total assets by approximately RMB743.7 million (US$108.2 million) as of December 31, 2018. The Group also suffered a net loss of approximately RMB239.3 million (US$34.8 million) for the year ended December 31, 2018. The Group expects to continue to incur product development and sales and marketing expenses for licensed and proprietary new games and blockchain-technology-enabled products
in order to achieve overall revenue growth. These factors raise substantial doubt about the Group’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset amounts, or amounts of liabilities that might result from the outcome of this uncertainty.

To meet its capital needs, the Group is considering multiple alternatives, including, but not limited to, additional equity financing, launch of new games and new operation, other external financing, and cost controls as outlined below. There can be no assurance that the Group will be able to complete any such transaction on acceptable terms or otherwise. If the Group is unable to obtain the necessary capital, it will need to pursue a plan to license or sell its assets, seek to be acquired by another entity, or cease operations.

Additional Equity Financing

On November 24, 2015, the Group entered into an agreement with a third-party investor for a private placement of secured convertible notes and warrants for gross proceeds of US$40,050,000. This transaction closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes shall mature in 2018, subject to a two
-year
extension at the discretion of the investor. Upon the maturity of convertible notes and warrants, if the third-party investor did not opt to extend or convert into ordinary shares, the Group may consider to sell certain assets to repay this obligation. In March 2019, the Group entered into a deed of settlement agreement relating to the settlement of convertible notes which expired in December 2018, pursuant to which the convertible notes should be repaid by May 31, 2019 through the proceeds from planned sale of the mortgaged properties.

Launch of New Games and New Operation

The Group plans to launch our proprietary online mobile games on different platforms, including the CrossFire New Mobile Game, Q Jiang San Guo, Audition and Pop Fashion, on different platforms. In November 2017, the Group entered into an exclusive publishing agreement with two third-party companies, pursuant to which these third-party companies were granted an exclusive right to publish the CrossFire New Mobile Game and Audition in China. The Group has invested significant financial and personnel resources in development of our proprietary CrossFire New Mobile Game and the Group expects to launch this game in 2019.

In 2018, the Group stepped into the blockchain-related service market. The Group has invested in several blockchain-related companies to conduct related services and development of blockchain-technology-enabled products. In January 2018, the Group subscribed a total of 5,297,257 tokens to be issued by Telegram Inc. at a consideration of US$2.0 million with a third-party company and the tokens are expected to issue in 2019.

Other External Financing

The Group intends to obtain financial support from related parties in 2019.

Cost Controls

Currently, a significant portion of our cash outflows is attributable to payroll-related costs. We have the ability to control the level of discretionary spending on payroll costs by reducing our headcount within a short period of time when necessary.

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIEs in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries and VIEs have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited (“L&A”) and certain other shareholders of Red 5 (see Note 8). After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group controls a majority of Board of Director seats and has continuously funded the operation of Red 5, the Group still retained effective control over Red 5. Red 5 remained as a consolidated entity of the Group as of December 31, 2018.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television ("GAPPRFT") further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem our VIE structure as a kind of such "manners of cooperation" by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group's consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than-temporary impairment, allowance for doubtful accounts and prepayments, revenue recognition, goodwill impairment, assessment of impairment of available-for-sale investments, assessment of impairment of other long-lived assets, fair value of redeemable noncontrolling interest, fair value of the warrants, share-based compensation expense, consolidation of VIEs, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group's functional currency, with the exception of its subsidiaries, Red 5, The9 Interactive, and Red 5 Singapore, is the RMB. The functional currency of Red 5, The9 Interactive, and Red 5 Singapore, is the United States dollar ("US$" or "U.S. dollar"), U.S. dollar, and Singapore dollar, respectively. Assets and liabilities of Red 5, The9 Interactive, and Red 5 Singapore, are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange (loss) gain in the consolidated statements of operations and comprehensive loss.

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments with a maturity date when acquired of three months or less. As of December 31, 2017 and 2018, cash and cash equivalents were comprised primarily of bank deposits. Included in cash and cash equivalents as of December 31, 2017 and 2018 are amounts denominated in U.S. dollar totaling
US$21.0 million and US$0.08 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB5.2 million and RMB3.6 million (US$0.5 million) as of December 31, 2017 and 2018, respectively.

<6> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from third-party game platforms, and other receivables, which are included in prepayments and other current assets, both of which are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided allowance for doubtful accounts of nil,
RMB0.05
million and RMB21.2 million (US$3.1 million) for the years ended December
2016, 2017 and 2018, respectively.

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group's share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group's share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

<8> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment's amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

<9> Property, equipment and software
, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

<10> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisition. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In September 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits us to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group adopted this pronouncement since 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the Group completes a two-step goodwill impairment test in December of each year. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

<11> Assets held for sale

Assets held for sale represent property, equipment and software for business operation that has met the criteria of held for sale accounting, as specified by Accounting Standards Codification (“ASC”) 360,
Property, Plant, and Equipment
. The effect of suspending depreciation on the property, equipment and software held for sale is immaterial to the results of operations for both 2017 and 2018. The sales of the assets held for sale as of December 31, 2017 have been completed in 2018.

<12> Intangible assets
, net

Intangible assets consist primarily of acquired game licenses and acquired game development costs from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two
to
seven
years. Amortization of acquired game licenses commences upon monetization of the related online game.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill. Acquired in-process research and development costs are initially considered an indefinite-lived asset. Upon completion of the research and development efforts, these costs are recorded as acquired game development costs and are amortized on a straight-line basis over the useful economic life of the relevant online game. Amortization of acquired game development cost commences upon monetization of the related online game.

<13> Land use right
, net

Land use right represents operating lease prepayments to the PRC’s land bureau for usage of the parcel of land where the Group's office building is located. Amortization is calculated using the straight-line method over the estimated land use right period of 44 years.

<14> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

<15> Revenue recognition

On January 1, 2018, the Group adopted ASC 606,
Revenue from Contracts with Customers
, applying the modified retrospective method to contracts that were not completed as of January 1, 2018. The adoption of ASC 606 did not have a material impact on the Group's accumulated deficit as of January 1, 2018. Results for reporting periods beginning on or after January 1, 2018 are presented under ASC 606, while prior period results are not adjusted.

The adoption of ASC 606 did not change the Group's consolidated balance sheets, consolidated statement of cash flows, or consolidated statement of changes in equity as of, or for the year ended December 31, 2018.

Revenues are recognized when control of the promised goods or services is transferred to the Group's customers, in an amount that reflects the consideration of the Group expects to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time.

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third-party platforms and overseas licensing of the online game to other operators. The Group grants operation right on authorized games, together with associated services which are rendered to the customers over time. The Group adopts virtual item / service consumption model for the online game services. Players can access certain games free of charge, but many purchase game points to acquire in-game premium features. The Group may act as principal or agent through the various transaction arrangements entered.

The determination on whether to record the revenue gross or net is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has general inventory risk; (iii) change the product or perform part of the services; (iv) has latitude in establishing the selling price; (v) has involvement in the determination of product or service specifications. The assessment is performed for all of licensed online games.

When acting as principal

Revenues from online game operation operated through telecom carriers and certain online games operators are recognized upon consumption of the in-game premium features based on the gross of revenue sharing-payments to third-party operators, but net of value-added tax (“VAT”). The Group obtains revenue from the sale of in-game virtual items. Revenues are recognized as the virtual items are consumed or over the estimated lives of the virtual items, which are estimated by considering the average period that active players and players' behavior patterns derived from operating data. Accordingly, commission fees paid to third-party operators are recorded as cost of revenues.

When acting as agent

With respect to games license arrangements entered into by third-party operators, if the terms provide that (i) third-party operators are responsible for providing game desired by the game players; (ii) the hosting and maintenance of game servers for running the games is the responsibility of third-party operators; (iii) third-party operators have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of the game made by the Group; and (iv) publishing, providing payment solution and market promotion services are the responsibilities of third-party operators and the Group is responsible to provide intellectual property licensing and subsequent technical services, then the Group considers itself as an agent of the third-party operators in such arrangement with game players. Accordingly, the Group records the game revenues from these licensed games, net of amounts paid to the third-party operators.

Licensing revenue

The Group authorizes third parties to operate its online games where games licensed out mainly include online games developed in house. The Group receives monthly revenue-based royalty payments from the third-party licensee operators. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to access the games where initial license fee is allocated solely on the license. The amount is recognized as revenue evenly throughout the license period after commencement of the game, given that the Group's intellectual property rights subject to the license are considered to be symbolic and the licensee has the right to access such intellectual property rights as they exist over time when the license is granted. Monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services.

Technical services

Technical services are blockchain-related consulting services where the Group is to provide designing, programming, drafting of white paper, and related services to its customers. These revenues are recognized when delivery of the services has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Contract balances

Timing of revenue of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

Deferred revenue related to unsatisfied performance obligations at the end of the period and primarily consists of fees received from game players in the online game services and technical services. For deferred revenue, due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. The amount of revenue recognized that was included in deferred revenue balance at the beginning of the period was RMB5.4 million (US$0.8 million) for the year ended December 31, 2018.

<16> Advances from customers and deferred revenue

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fee received in advance of the monetization of the game is recorded in advances from customers.

Online points that have been sold but not activated are recognized as advances from customers. Online points that have been activated but for which online game services will be rendered in the future are recognized as deferred revenue. Deferred revenue is recognized as income based upon the actual consumption of in-game premium features by players or when the likelihood that the Group would provide further online game service to those customers is remote.

<
17
> Convertible note and warrants

Convertible Notes and Beneficial Conversion Feature ("BCF")

The Group issued convertible notes and warrants in December 2015. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815,
Accounting for Derivative Instruments and Hedging Activities
. Based on the Group's evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible note agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. For convertible notes issued with detachable warrants, a portion of the note's proceed is allocated to the warrant based on the fair value of the warrants at the date of issuance. The allocated fair value for the warrants and the value of the BCF are both recorded in the consolidated financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method.

The Group has adopted Accounting Standards Update (“ASU”) 2015-03,
Simplifying the Presentation of Debt Issuance Costs
, to present the occurred debt issuance costs as a direct deduction from the convertible note rather than as an asset. Amortization of the costs is reported as interest expense.

Warrants

The Group accounts for the detachable warrants issued in connection with convertible notes under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock. The Group classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Group uses the Black-Scholes-Merton pricing model (the “Black-Scholes Model”) to value the warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Group’s common stock at the date of issuance, and at each subsequent reporting period, is based on historical fluctuations in the Company’s stock price. The risk-free interest rate is based on United States Treasury zero-coupon issues with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is based on the historical pattern of exercises of warrants.

<18> Cost of sales

Cost of sales consists primarily of online game royalties, payroll, revenue sharing to third-party game platform, telecom carriers and other suppliers, depreciation, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, and other overhead expenses directly attributable to the services provided.

<19> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. To date, the Group has essentially completed its software development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development expenses, payroll, depreciation charges and other overhead expenses for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

<20> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB2.5 million, RMB0.9 million and RMB0.3 million (US$0.04 million) for the years ended December 31, 2016, 2017 and 2018, respectively, were expensed as incurred.

<21> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB1.1 million, RMB2.3 million and RMB1.6 million (US$0.2 million) for the years ended December 31, 2016, 2017 and 2018, respectively, which were recorded in other income, net in the consolidated statements of operations and comprehensive loss.

<22> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition is estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one
-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

On June 6, 2017, the Board of Directors of the Group approved cancellation of a portion of the options and accelerated vesting of the remaining options in addition to the repricing of the exercise price which was US$0.00. Pursuant to the option agreement entered with the optionees, options totaling 6,328,535 were exercised and options totaling 10,806,665 were canceled. An independent appraiser engaged by the Group prepared a valuation report assessing the fair value of the options. The cancellation and acceleration of the options shall be considered as an option modification. Subject to ASC 718-20-35, the remaining unrecognized compensation cost of unvested stock option measured at grant date shall be recognized at the date of modification. The incremental compensation cost which is the excess of the fair value of the replacement award over the fair value of the cancelled award shall be recognized at the date of cancelation.

<23> Leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to earnings on a straight-line basis over the lease periods.

<24> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

<25> Redeemable noncontrolling interests

Redeemable noncontrolling interests are equity interests of our consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group's control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings (loss) allocations.

<26> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

<27> Loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method, and are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

<28> Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in Greater China, North America, and other areas.

<29> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2017 and 2018, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

<30> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

<31> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, investments, accounts receivable, accounts payable, short-term borrowings, warrants and convertible notes. The carrying value of the Group’s cash and cash equivalents, investments, accounts receivable, accounts payable and short-term borrowings approximate their market values due to the short-term nature of these instruments. Warrants are recorded in the consolidated balance sheets based on fair value. Both carrying value and fair value of convertible notes as of December 31, 2018 were
RMB375.3 million (US$54.6 million).

<32> Recent accounting pronouncements

Leases

In February 2016, the FASB issued ASU 2016-02,
Leases (Topic 842)
which replaces existing lease guidance. The new standard is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. The new guidance will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of income. The standard is effective for the Group beginning January 1, 2019, with early application permitted. The new standard is required to be applied with a modified retrospective approach to each prior reporting period presented with various optional practical expedients. The adoption of this guidance is not expected to have a material effect on the Group’s financial condition, results of operations and cash flows.

Financial Instruments – Credit Losses

In June 2016, the FASB issued ASU 2016-13,
Financial Instruments – Credit Losses (Topic 326)
, to provide financial statement users with more useful information about expected credit losses. ASU 2016-13 also changes how entities measure credit losses on financial instruments and the timing of when such losses are recorded. In November 2018, the FASB issued ASU No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
. The amendment clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. ASU 2016-13 and ASU 2018-19 are effective for fiscal years and interim periods within those years beginning after December 15, 2019, and early adoption is permitted for periods beginning after December 15, 2018. The adoption of this guidance is not expected to have a material effect on the Group’s financial condition, results of operations and cash flows.

Fair Value Measurements

In August 2018, the FASB issued ASU No. 2018-13,
Fair Value Measurement (Topic 820)
. The new guidance modifies disclosure requirements related to fair value measurement. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Implementation on a prospective or retrospective basis varies by specific disclosure requirement. Early adoption is permitted. The standard also allows for early adoption of any removed or modified disclosures upon issuance of this ASU while delaying adoption of the additional disclosures until their effective date. The adoption of this guidance is not expected to have a material effect on the Group’s financial condition, results of operations and cash flows.

Nonemployee Share-Based Payment

In June 2018, the FASB issued ASU No. 2018-07,
Improvements to Nonemployee Share-Based Payment Accounting
. The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU intends to reduce cost and complexity and to improve financial reporting for share-based payments issued to nonemployees. The ASU expands the scope of Topic 718, Compensation—Stock Compensation, which currently only includes share-based payments issued to employees, to also include share-based payments issued to nonemployees for goods and services. The standard is effective for the Group beginning December 15, 2018, with early application permitted. The adoption of this guidance is not expected to have a material effect on the Group’s financial condition, results of operations and cash flows.